Management of financial risks and financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Summary of financial assets representing the maximum exposure to credit risk
The carrying amount of the financial assets representing the maximum exposure to credit risk is shown in the table below:

	2021	2020

Financial assets
Securities purchased under agreements to resell	8,894,531	6,627,409
Securities	92,751,139	70,457,761
Public securities	48,246,922	51,944,301
Private securities	44,504,217	18,513,460
Derivative financial instruments	10,943,714	7,559,433
Securities trading and intermediation	1,405,651	1,051,566
Accounts receivable	469,086	506,359
Loan operations	12,819,627	3,918,328
Other financial assets	461,515	69,971
Off-balance exposures (credit card limits)	1,367,399	35,810
Total	129,112,662	90,190,827

Summary of financial liabilities into groupings based on their contractual maturities
The tables below summarizes the Group’s financial liabilities into groupings based on their contractual maturities:

						2021
Liabilities	Up to 1 month	From 2 to 3 months	From 3 to 12 months	From 1 to 5 years	Above 5 years	Contractual cash flow

Securities loaned	2,146,398	—	—	—	518,804	2,665,202
Derivative financial instruments	758,821	1,379,092	2,250,942	6,436,008	1,083,320	11,908,183
Securities sold under repurchase agreements	26,281,345	—	—	—	—	26,281,345
Securities trading and intermediation	15,597,555	—	—	—	—	15,597,555
Financing instruments payable	982,877	1,245,279	5,790,698	15,525,061	885,171	24,429,086
Borrowings	—	—	1,661,067	267,715	—	1,928,782
Accounts payables	867,526	—	—	—	—	867,526
Other financial liabilities	5,856,309	—	4,365	1,819,798	—	7,680,472
Total	52,490,831	2,624,371	9,707,072	24,048,582	2,487,295	91,358,151

						2020
Liabilities	Up to 1 month	From 2 to 3 months	From 3 to 12 months	From 1 to 5 years	Above 5 years	Contractual cash flow

Securities loaned	2,237,442	—	—	—	—	2,237,442
Derivative financial instruments	1,572,140	814,220	2,643,065	2,205,410	584,529	7,819,364
Securities sold under repurchase agreements	31,839,344	—	—	—	—	31,839,344
Securities trading and intermediation	20,303,121	—	—	—	—	20,303,121
Financing instruments payable	128,426	58,966	2,356,082	1,685,468	1,322,907	5,551,849
Borrowings	3,535	6,989	7,114	266,449	—	284,087
Accounts payables	859,550	—	—	—	—	859,550
Other financial liabilities	1,038,628	5,721	25,454	571,054	65,375	1,706,232
Total	57,982,186	885,896	5,031,715	4,728,381	1,972,811	70,600,989

Summary of sensitivity analysis

				2021
Trading portfolio	Exposures	Scenarios
Risk factors	Risk of variation in:	I	II	III
Pre-fixed	Pre-fixed interest rate in Reais	(285)	(110,555)	(204,607)
Exchange coupons	Foreign currencies coupon rate	(35)	(5,578)	(11,325)
Foreign currencies	Exchange rates	(364)	177,203	384,340
Price indexes	Inflation coupon rates	(248)	(53,407)	(103,602)
Shares	Shares prices	(1,483)	(131,753)	92,024
Seed Money (i)	Seed Money	(6,203)	(155,068)	(310,136)
		(8,618)	(279,158)	(153,306)

				2020
Trading portfolio	Exposures	Scenarios
Risk factors	Risk of variation in:	I	II	III
Pre-fixed	Pre-fixed interest rate in Reais	(191)	(9,056)	(33,402)
Exchange coupons	Foreign currencies coupon rate	(379)	(5,508)	(11,184)
Foreign currencies	Exchange rates	(1,997)	(169,318)	(373,807)
Price indexes	Inflation coupon rates	(311)	(14,384)	(28,434)
Shares	Shares prices	(4,957)	(107,704)	(167,737)
		(7,835)	(305,970)	(614,564)
(i) Related to seed money strategy, which includes several risk factors that are disclosed in aggregate.